UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of May 31, 2016 (Unaudited)

Deutsche Emerging Markets Frontier Fund

	Shares	Value ($)
Common Stocks 76.0%
Argentina 14.3%
BBVA Banco Frances SA (ADR)	4,239	80,287
Grupo Financiero Galicia SA (ADR)	5,185	147,306
Grupo Supervielle SA (ADR)*	3,924	44,694
Pampa Energia SA (ADR)*	3,974	93,270
YPF SA (ADR)	5,127	107,205
(Cost $420,336)		472,762
Cambodia 1.3%
NagaCorp Ltd. (Cost $46,588)	63,500	44,127
China 1.6%
Alibaba Group Holding Ltd. (ADR)* (Cost $40,049)	632	51,824
Colombia 5.8%
Bancolombia SA (ADR)	1,579	51,412
Grupo Aval Acciones y Valores (ADR)	6,763	49,100
Grupo de Inversiones Suramericana SA	7,561	90,996
(Cost $266,590)		191,508
Egypt 1.8%
Commercial International Bank Egypt SAE (ADR) (Cost $66,640)	17,000	60,860
Indonesia 1.9%
PT Cikarang Listrindo Tbk 144A	343,500	38,313
PT Hanjaya Mandala Sampoerna Tbk	3,500	24,341
(Cost $56,910)		62,654
Jordan 2.0%
Hikma Pharmaceuticals PLC (Cost $58,848)	2,000	66,566
Niger 0.5%
Savannah Petroleum PLC* (Cost $33,981)	46,758	15,999
Peru 8.7%
Credicorp Ltd.	872	122,255
InRetail Peru Corp. 144A*	3,960	67,320
Southern Copper Corp.	3,780	98,469
(Cost $276,843)		288,044
Philippines 27.9%
ABS-CBN Holdings Corp. (PDR)	52,550	56,241
Ayala Land, Inc.	62,600	47,788
BDO Unibank, Inc.	56,030	121,010
Cebu Air, Inc.	32,200	66,101
Century Pacific Food, Inc.	154,600	73,060
Globe Telecom, Inc.	710	36,589
GT Capital Holdings, Inc.	3,510	104,703
International Container Terminal Services, Inc.	61,040	73,812
Jollibee Foods Corp.	6,340	31,914
Megaworld Corp.	774,000	74,479
Philippine Long Distance Telephone Co.	895	36,363
SM Investments Corp.	5,300	106,533
Universal Robina Corp.	23,500	97,990
(Cost $950,065)		926,583
Thailand 5.1%
BTS Group Holdings PCL (NVDR)	139,000	35,406
Minor International PCL (NVDR)	52,900	58,120
Siam Cement PCL (NVDR)	5,500	74,514
(Cost $158,852)		168,040
United Arab Emirates 5.1%
Emaar Properties PJSC	49,300	83,887
NMC Health PLC	5,200	86,611
(Cost $146,794)		170,498
Total Common Stocks (Cost $2,522,496)		2,519,465
Participatory Notes 4.0%
Saudi Arabia
Samba Financial Group (issuer Merrill Lynch International), Expiration Date 3/2/2017	8,672	49,025
Saudi Basic Industries Corp. (issuer Merrill Lynch International), Expiration Date 3/2/2017	3,830	83,401
Total Participatory Notes (Cost $157,410)		132,426
Exchange-Traded Funds 8.2%
Pakistan 4.2%
Global X MSCI Pakistan ETF (Cost $124,633)	9,650	138,476
Vietnam 4.0%
VanEck Vectors Vietnam ETF (Cost $165,743)	9,280	133,632
Total Exchange-Traded Funds (Cost $290,376)		272,108
Cash Equivalents 13.1%
Deutsche Central Cash Management Government Fund, 0.39% (a) (Cost $435,819)	435,819	435,819
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,406,101) †	101.2	3,359,818
Other Assets and Liabilities, Net	(1.2)	(40,959)
Net Assets	100.0	3,318,859

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,408,203. At May 31, 2016, net unrealized depreciation for all securities based on tax cost was $48,384. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $244,431 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $292,815.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International
NVDR: Non-Voting Depository Receipt
PDR: Philippine Depositary Receipt
PJSC: Public Joint Stock Company

At May 31, 2016 the Deutsche Emerging Markets Frontier Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Participatory Notes
Financials	1,127,802	42.5%
Industrials	281,852	10.6%
Consumer Staples	262,711	9.9%
Materials	256,384	9.7%
Consumer Discretionary	190,402	7.2%
Health Care	153,177	5.8%
Utilities	131,583	5.0%
Energy	123,204	4.6%
Telecommunication Services	72,952	2.7%
Information Technology	51,824	2.0%
Total	2,651,891	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$472,762	$—	$—	$472,762
Cambodia	—	44,127	—	44,127
China	51,824	—	—	51,824
Colombia	191,508	—	—	191,508
Egypt	60,860	—	—	60,860
Indonesia	—	62,654	—	62,654
Jordan	—	66,566	—	66,566
Niger	—	—	15,999	15,999
Peru	288,044	—	—	288,044
Philippines	—	926,583	—	926,583
Thailand	—	168,040	—	168,040
United Arab Emirates	—	170,498	—	170,498
Participatory Notes (b)	—	132,426	—	132,426
Exchange-Traded Funds (b)	272,108	—	—	272,108
Short-Term Investment	435,819	—	—	435,819
Total	$1,772,925	$1,570,894	$15,999	$3,359,818

During the period ended May 31, 2016, the amount of transfers between Level 2 and Level 3 was $24,036. The investment was transferred from Level 2 to Level 3 because the security was halted on the exchange.
Transfers between price levels are recognized at the beginning of the reporting period.

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Emerging Markets Frontier Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 22, 2016